BENEFIT PLANS Defined Benefit Plan - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Funded Percentage	95.56%
Percent Limit on Company Contributions	5.00%
Pension and Other Postretirement Benefit Contributions	$ 163